Note 10 - Employees Benefit	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(10)	Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third-party administrators. During the years ended October 31, 2015, 2014 and 2013, total expense of $3,665,320, $3,957,668 and $3,999,078, respectively, was incurred under the Company’s insured health care program.

401(k) Plan

The Company maintains a 401(k) retirement savings plan for the benefit of its eligible employees. Substantially all of the Company’s employees who meet certain service and age requirements are eligible to participate in the plan. The Company’s plan document provides that the Company’s matching contributions are discretionary. The Company made or accrued matching contributions to the plan of $145,181, $161,836 and $130,361 for the years ended October 31, 2015, 2014 and 2013, respectively.

Stock Incentives for Key Employees and Non-Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest that key employees and non-employee Directors have in the future success of the Company, thereby aligning their interests with those of other shareholders and strengthening their desire to remain with the Company.

In March 2015, the Company’s shareholders approved the Optical Cable Corporation Second Amended and Restated 2011 Stock Incentive Plan (the “2015 Restatement”) that was recommended for approval by the Company’s Board of Directors. The 2015 Restatement reserved an additional 550,000 common shares of the Company for issuance under the 2015 Restatement and succeeded and replaced the Optical Cable Corporation Amended and Restated 2011 Stock Incentive Plan and the Optical Cable Corporation 2004 Non-employee Directors Stock Plan. As of October 31, 2015, there were approximately 360,000 remaining shares available for grant under the 2015 Restatement.

Share-based compensation expense for employees, a consultant and non-employee members of the Company’s Board of Directors recognized in the consolidated statements of operations for the years ended October 31, 2015, 2014 and 2013 was $1,078,563, $956,859 and $971,145, respectively.

Restricted and Other Stock Awards

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees subject to approval by the Compensation Committee of the Board of Directors. A portion of the restricted stock awards granted under the 2015 Restatement vest based on the passage of time and the remainder vest over time if certain operational performance-based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.

The Company recognizes expense on the service-based shares each quarter based on the actual number of shares vested during the quarter multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recognizes expense on the operational performance-based shares each quarter using an estimate of the shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant.

The Company recorded compensation expense related to its restricted stock awards granted to employees and a consultant totaling $948,190 and $844,754 during the fiscal years ended October 31, 2015 and 2014, respectively. The Company recorded compensation expense related to its restricted stock awards granted to employees totaling $817,657 during the fiscal year ended October 31, 2013.

A summary of the status of the Company’s nonvested shares granted to employees under the 2015 Restatement as of October 31, 2015, and changes during the year ended October 31, 2015, is as follows:

Nonvested shares	Shares	Weighted-average grant date fair value
Balance at October 31, 2014	775,060	$3.91
Granted	338,122	4.08
Vested	(266,993)	3.92
Forfeited	(15,372)	3.94
Balance at October 31, 2015	830,817	$3.98

As of October 31, 2015, the estimated amount of compensation cost related to unvested equity-based compensation awards in the form of service-based and operational performance-based shares that the Company will recognize over a 3.2 year weighted-average period is approximately $2.9 million.

During the year ended October 31, 2015, stock awards to non-employee Directors under the 2015 Restatement totaling 33,515 were approved by the Board of Directors of the Company. The shares are part of the non-employee Directors’ annual compensation for service on the Board of Directors. During the years ended October 31, 2014 and 2013, restricted stock awards under the Optical Cable Corporation 2004 Non-employee Directors Stock Plan totaling 29,424 and 36,632, respectively, were approved by the Board of Directors of the Company. The shares granted under the 2015 Restatement and the Optical Cable Corporation 2004 Non-employee Directors Stock Plan vested immediately upon grant, but could not be sold, transferred, pledged, or otherwise encumbered or disposed of until six months after the date of the grant. The Company recorded compensation expense equal to the number of shares multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recorded compensation expense totaling $130,373, $112,105 and $153,488 during the years ended October 31, 2015, 2014 and 2013, respectively.